New Covenant Balanced Growth Fund (Prospectus Summary): | New Covenant Balanced Growth Fund
NEW COVENANT BALANCED GROWTH FUND

NEW COVENANT FUNDS
(the "Trust")

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND
(each, a "Fund" and, together, the "Funds")

Supplement dated February 23, 2012 to the
Prospectus dated October 28, 2011

The following information supplements the disclosure contained in the current Prospectus for the Funds.

With respect to the New Covenant Balanced Growth Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Balanced Growth Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	New Covenant Balanced Growth Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Growth Fund
Management Fees		none
Other Expenses		0.32%
Acquired Fund Fees and Expenses ("AFFE")	[1]	0.83%
Total Annual Fund Operating Expenses	[2]	1.15%
[1]	The Total Annual Fund Operating Expenses for the New Covenant Balanced Growth Fund do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the New Covenant Balanced Growth Fund and does not include AFFE. AFFE are those expenses incurred indirectly by the New Covenant Balanced Growth Fund as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the New Covenant Balanced Growth Fund, these expenses include the expenses of the underlying funds in which it invests, i.e., the New Covenant Growth Fund and the New Covenant Income Fund.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Balanced Growth Fund.

Example.

This Example is intended to help you compare the cost of investing in the New Covenant Balanced Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Balanced Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Balanced Growth Fund would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Balanced Growth Fund	117	365	633	1,398

Portfolio Turnover.

The New Covenant Balanced Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Balanced Growth Fund's performance. During the most recent fiscal year, the New Covenant Balanced Growth Fund's portfolio turnover rate was 8% of the average value of its portfolio.